Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

December 29, 2015

VIA EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the "Trust" or "Registrant")
File Nos.  33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 162 to the Registrant's registration statement on Form N-1A ("PEA 162").  PEA 162 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") primarily to reflect certain changes in disclosure relating to the Seafarer Overseas Growth and Income Fund, a currently operating series of the Trust, and also to reflect the establishment of the Seafarer Overseas Value Fund, a new series of the Trust.

*   *   *

The SEC Staff is kindly requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary
Financial Investors Trust

cc:            Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP